Shareholder Report	8 Months Ended	11 Months Ended	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Exchange Listed Funds Trust
Entity Central Index Key			0001547950
Entity Investment Company Type			N-1A
Document Period End Date			Nov. 30, 2024
C000248559
Shareholder Report [Line Items]
Fund Name	Bancreek International Large Cap ETF
Trading Symbol	BCIL
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	883-442-3223
Additional Information Website	https://bancreeketfs.com/investor-materials
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date				Mar. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 28,223,631	$ 28,223,631	$ 28,223,631	$ 28,223,631
Holdings Count | Holding	30	30	30	30
Advisory Fees Paid, Amount	$ 22,286
InvestmentCompanyPortfolioTurnover	326.00%
C000247101
Shareholder Report [Line Items]
Fund Name		Bancreek U.S. Large Cap ETF
Trading Symbol		BCUS
Security Exchange Name		NYSEArca
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		833-442-3223
Additional Information Website		https://bancreeketfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek U.S. Large Cap ETF	$77	0.70%Footnote Reference*

* Annualized

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.70%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bancreek U.S. Large Cap ETF - NAV	S&P 500® Index
12/20/23	$10,000	$10,000
12/31/23	$10,182	$10,155
01/31/24	$10,360	$10,325
02/29/24	$11,189	$10,877
03/31/24	$11,631	$11,227
04/30/24	$11,072	$10,768
05/31/24	$11,368	$11,302
06/30/24	$11,524	$11,708
07/31/24	$12,123	$11,850
08/31/24	$12,305	$12,137
09/30/24	$12,444	$12,397
10/31/24	$12,363	$12,284
11/30/24	$13,169	$13,005

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 20, 2023)
Bancreek U.S. Large Cap ETF - NAV	31.69%
S&P 500® Index	30.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date				Dec. 20, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 79,284,667	$ 79,284,667	$ 79,284,667	$ 79,284,667
Holdings Count | Holding	30	30	30	30
Advisory Fees Paid, Amount		$ 265,244
InvestmentCompanyPortfolioTurnover		207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,284,667
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$265,244
Portfolio Turnover Rate	207%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	2.0%
Consumer Discretionary	5.0%
Materials	7.5%
Financials	11.1%
Health Care	11.7%
Technology	26.4%
Industrials	36.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.